Cover Page	9 Months Ended
Sep. 30, 2024
Cover [Abstract]
Document Type	6-K
Entity File Number	001-40387
Entity Registrant Name	THE LION ELECTRIC COMPANY
Entity Central Index Key	0001834974
Amendment Flag	false
Document Period End Date	Sep. 30, 2024
Current Fiscal Year End Date	--12-31